Condensed Interim Cash Flow Statements (Unaudited) - Appendix - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Adjustments required to reflect net cash used in operating activities:
Depreciation	$ 418	$ 432
Interest income	(136)	(272)
Interest paid	27	7
Exchange losses (gains) on cash and cash equivalents	(95)	(73)
Exchange losses (gains) on lease liability	(90)	125
Net changes in severance pay obligations	(5)	3
Share based payments	452	678
Adjustments for reconcile profit loss excluding changes in working capital	571	900
Changes in working capital:
Decrease (increase) in other current assets	35	(164)
Increase in trade receivables	(230)
Increase (decrease) in accounts payable and accruals:
Trade	(1,038)	23
Other (including non-current liability)	247	582
Decrease in deferred revenue	(137)	(101)
Changes in working capital, total	(1,123)	340
Adjustments required to reflect net cash used in operating activities, total	(552)	1,240
Supplementary information on investing and financing activities not involving cash flows:
Right of use assets obtained in exchange for new lease liabilities	65
Issuance of ordinary shares	$ 41